Stock-based compensation (Details) - Stock options [Member] shares in Thousands	9 Months Ended
Sep. 30, 2018 $ / shares shares
Number of shares, Outstanding - beginning of period | shares	9,175
Number of shares, Granted | shares	100
Number of shares, Exercised | shares	(905)
Number of shares, Cancelled | shares	(1,360)
Number of shares, Forfeited/expired | shares	0
Number of shares, Outstanding - end of period | shares	7,010
Weighted average exercise price, Outstanding - beginning of period | $ / shares	$ 0.38
Weighted average exercise price, Granted | $ / shares	0.63
Weighted average exercise price, Exercised | $ / shares	0.43
Weighted average exercise price, Cancelled | $ / shares	0.44
Weighted average exercise price, Forfeited/expired | $ / shares	0
Weighted average exercise price, Outstanding - end of period | $ / shares	$ 0.37